Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Hangzhou Ruhnn	Parent Company prior to Equity Restructuring
Dayi (Shanghai) Film Culture Studio ("Dayi Studio")	Controlled and owned by Zhang Yi
Shanghai Xiuxi Culture Communication Studio ("Xiuxi Studio")	Controlled and owned by Zhang Yi
Hangzhou Wunai Yidui Trade Co., Ltd. ("Wunai Yidui")	Controlled and owned by Zhang Yi

The Group entered into the following transactions with its related parties:

During the years ended March 31, 2017, 2018 and 2019, the Group engaged KOL services from Dayi Studio with service fee charges of RMB5,520,795, RMB42,111,445 and RMB21,377,581, respectively.

During the years ended March 31, 2019, the Group engaged KOL services from Xiuxi Studio with service fee charges of RMB42,436,108.

During the year ended March 31, 2019, Hangzhou Ruhnn sold buildings and related leasehold improvements at an amount of RMB125,397,682 to Hanyi E-Commerce. The amount had not been paid yet as of March 31, 2019 and has been included in amounts due to related parties.

On October 4, 2018, as part of the Equity Restructuring, Hangzhou Ruhnn waived payables in the amount of RMB50,233,247 which were incurred in relation to payroll expenses paid to certain employees on behalf of the Group. The amounts due to Hangzhou Ruhnn waived in connection with the Equity Restructuring were recorded as a capital contribution in additional paid-in capital on the combined and consolidated statements of shareholders' deficits.

As of March 31, 2018 and 2019, details of amounts due from/to related parties are as follows:

		As of March 31,
		2018	2019
		RMB	RMB
Amount due from	Hangzhou Ruhnn (2)	295,000	—
Amount due to	Hangzhou Ruhnn (1)	354,856,080	559,868,888
	Dayi Studio (3)	19,702,051	—
	Xiuxi Studio (4)	—	14,500,689
	Wunai Yidui	—	490,000
(1)

Includes loan payable of RMB320,113,556 and RMB434,471,206 as of March 31, 2018 and 2019, respectively. Interest due under these related party loans are waived by Hangzhou Ruhnn. Interest expenses to Hangzhou Ruhnn were nil for both years ended March 31, 2018 and 2019. As of July 18, 2019, Hanyi E-Commerce fully repaid the amount due to Hangzhou Ruhnn as part of the Equity Restructuring. See Note 1.

(2)	Represents payments in advance to suppliers for provision of services.
(3)	Represents service fee payable for KOL services to Dayi Studio
(4)	Represents service fee payable for KOL services to Xiuxi Studio